Business combinations - Narrative (Detail) $ in Millions		2 Months Ended	9 Months Ended	12 Months Ended
	Dec. 01, 2021 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 01, 2023 USD ($)	Nov. 01, 2023 COP ($)	Apr. 12, 2023 USD ($)	Nov. 30, 2022 USD ($)	Jul. 01, 2022 USD ($)	Jan. 01, 2022
Disclosure of detailed information about business combination [line items]
Consideration payable on acquisition		$ 42,853,000	$ 42,853,000	$ 42,853,000	$ 33,414,000
Cash transferred					$ 18,931,000
Kamaroopin and Hanuman
Disclosure of detailed information about business combination [line items]
Voting equity interests acquired (in percent)					40.00%			60.00%
Kamaroopin
Disclosure of detailed information about business combination [line items]
Voting equity interests acquired (in percent)		100.00%	100.00%	100.00%				60.00%			100.00%
Fair value of equity interest previously held								$ 11,132,000
Consideration payable on acquisition		$ 7,148,000	$ 7,148,000	$ 7,148,000	$ 0			$ 4,707,000
Fair value estimation, projecting fundraising activity term								30 months
Revenue of acquiree since acquisition date			1,000,000
Net income since acquisition			200,000
Revenue of combined entity as if combination occurred at beginning of period				2,000,000
Profit (loss) of combined entity as if combination occurred at beginning of period				800,000
Acquisition-related costs				200,000
Consideration transferred, acquisition-date fair value								$ 16,861,000
Liabilities incurred								0
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination				4,200,000
Cash transferred								2,024,000
Kamaroopin | Bottom of range
Disclosure of detailed information about business combination [line items]
Consideration payable on acquisition		4,700,000	4,700,000	4,700,000				4,000,000
Kamaroopin | Top of range
Disclosure of detailed information about business combination [line items]
Consideration payable on acquisition		7,100,000	7,100,000	7,100,000				$ 10,100,000
Patria Asset Management S.A. (“PAM”) (formerly Gestoría Externa de Portafolios S.A.)
Disclosure of detailed information about business combination [line items]
Voting equity interests acquired (in percent)						100.00%	100.00%	51.74%
Fair value of equity interest previously held						$ 0
Consideration payable on acquisition						0
Revenue of acquiree since acquisition date		2,000,000
Net income since acquisition		600,000
Revenue of combined entity as if combination occurred at beginning of period				2,000,000
Profit (loss) of combined entity as if combination occurred at beginning of period				600,000
Acquisition-related costs				1,000,000
Consideration transferred, acquisition-date fair value						29,202,000
Liabilities incurred						24,415,000
Consideration transferred, noncurrent, acquisition-date fair value		24,700,000	24,700,000	24,700,000
Consideration transferred, current, acquisition-date Fair value		$ 1,300,000	$ 1,300,000	$ 1,300,000
Cash transferred						4,787,000	$ 19,452
Patria Asset Management S.A. (“PAM”) (formerly Gestoría Externa de Portafolios S.A.) | First
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value						$ 40,400,000	$ 168,400
VBI
Disclosure of detailed information about business combination [line items]
Voting equity interests acquired (in percent)		100.00%	100.00%	100.00%						50.00%
Fair value of equity interest previously held										$ 0
Consideration payable on acquisition		$ 11,053,000	$ 11,053,000	$ 11,053,000	9,072,000					8,355,000
Consideration transferred, acquisition-date fair value										31,168,000
Cash transferred										$ 10,815,000
Igah
Disclosure of detailed information about business combination [line items]
Voting equity interests acquired (in percent)									100.00%
Fair value of equity interest previously held									$ 0
Consideration payable on acquisition									0
Consideration transferred, acquisition-date fair value									23,226,000
Cash transferred									$ 8,116,000
Igah Ventures
Disclosure of detailed information about business combination [line items]
Voting equity interests acquired (in percent)									100.00%
Igah IV
Disclosure of detailed information about business combination [line items]
Voting equity interests acquired (in percent)									13.20%
Goodwill purchase accounting adjustments				2,450,000
Igah Carry Holding Ltd
Disclosure of detailed information about business combination [line items]
Voting equity interests acquired (in percent)									100.00%
MAM I and MAM II
Disclosure of detailed information about business combination [line items]
Voting equity interests acquired (in percent)	100.00%
Acquisition-related costs	$ 8,600,000
Consideration transferred, acquisition-date fair value	333,600,000
Goodwill purchase accounting adjustments					(300,000)
Portion of consideration paid (received) consisting of cash and cash equivalents	148,800,000
Cash consideration payable	16,400,000
Equity consideration	$ 184,800,000
Share consideration payable (in shares) | shares	11,045,430
Hanuman GP Cayman, LLC (“Hanuman”)
Disclosure of detailed information about business combination [line items]
Voting equity interests acquired (in percent)								100.00%
Moneda
Disclosure of detailed information about business combination [line items]
Consideration payable on acquisition	$ 25,491,000	0	0	0	$ 12,891,000
Consideration transferred, acquisition-date fair value	359,048,000
Equity consideration	$ 184,789,000
Goodwill expected to be deductible for tax purposes		$ 0	$ 0	$ 0